Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Property, Plant and Equipment, Net [Abstract]
Land	$ 888.1	$ 854.1
Buildings	4,474.5	3,959.7
Equipment	1,860.9	1,701.2
Assets under capital leases	67.7	68.1
Construction in progress	149.7	142.5
Total land, buildings and equipment	7,440.9	6,725.6
Less accumulated depreciation and amortization	(3,030.2)	(2,758.3)
Less amortization associated with assets under capital leases	(19.6)	(16.0)
Land, buildings and equipment, net	$ 4,391.1	$ 3,951.3